Cover	Jul. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2023
Entity File Number	0-19266
Entity Registrant Name	ALLIED HEALTHCARE PRODUCTS, INC.
Entity Central Index Key	0000874710
Entity Tax Identification Number	25-1370721
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Monroe St. Suite 2350
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	254-0880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01
Trading Symbol	AHPIQ
Entity Emerging Growth Company	false